Restructuring Charges	12 Months Ended
Sep. 30, 2023
Restructuring Charges [Abstract]
Restructuring Charges

Note 10 — Restructuring Charges

As of December 31, 2022, the Company approved a restructuring, primarily associated with alignment of the Company’s workforce around its global site strategy, as well as the optimization of the Company’s hybrid work model. During the first quarter of fiscal year 2023 the Company incurred restructuring charges of $24,536 in connection with this restructuring, these charges were paid or adjusted as of September 30, 2023 and as a result there is no outstanding accrual as of September 30, 2023. On August 2, 2023, the Company announced it is taking proactive and appropriate measures to optimize expenditures and resource allocation in response to the prevailing level of economic uncertainty and industry pressure. These measures include, among others, a workforce reduction aligned with the Company’s global site strategy and work model. During the fourth quarter of fiscal year 2023, the Company incurred restructuring charges of $46,365, primarily associated to employees' severance expenses and exit charges associated with office space reductions. As of September 30, 2023, approximately 40% of these expenses were paid. The Company expects to pay the vast majority of the remaining amount in fiscal year 2024.